SHARE CAPITAL (Narrative) (Details) - CAD ($)		1 Months Ended			12 Months Ended
	May 06, 2024	Apr. 30, 2024	Mar. 25, 2024	Mar. 01, 2024	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Number of common shares sold					24,210,526
Financing [Member]
Disclosure of reserves within equity [line items]
Number of common shares sold	2,609,890	24,210,526	239,528	2,222,222
Equity issuance, price per share	$ 1.9	$ 1.9	$ 1.35	$ 1.35
Proceeds from issuing shares	$ 4,958,791	$ 45,999,999	$ 323,363	$ 3,000,000
Equity offering costs		$ 3,063,640		$ 210,162